BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2021
BASIS OF PREPARATION [Abstract]
Disclosure of detailed information about estimated useful life [Table Text Block]

Equipment items are depreciated on a straight-line basis over their estimated useful lives at the following rates:

                         Computers and software                                        30%

                         Office furniture and equipment                             20%

                         Vehicles                                                                 30%

                         Buildings and office improvements                        4%

                         Exploration building and water wells                   10%

                         Roads                                                                       8%

                         Exploration equipment                                          20%

                         Water treatment equipment                                   20%

 Permanent reclamation equipment                      30%

                           Development equipment                                          8%